Acquisitions and Divestitures Emerald Transactions (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 27, 2016 USD ($) MMcf / d lateral agreement platform mi	Apr. 25, 2016 USD ($) MMcf / d lateral platform mi $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of agreements | agreement	2
Payments to acquire equity method investments			$ 150,179	$ 65,701	$ 12,000
Number of platforms | platform	2	4
Number of laterals | lateral	1	6
Number of securities called by warrants (in shares) | shares		800,000
Exercise price of warrants (in dollars per share) | $ / shares		$ 7.25
Issuance of Series C Units and Warrant in connection with the Emerald Transactions		$ 120,000	120,000	0	0
Borrowings to acquire equity method investments	$ 91,000
Investments			$ 270,742	65,703	12,000
Destin
Business Acquisition [Line Items]
Ownership % at December 31, 2016		49.70%	49.70%
Length of pipeline | mi		255
Volume of natural gas, operating amount | MMcf / d		1,200
Length of offshore pipeline | mi		120
Length of onshore pipeline | mi		135
Investments			$ 122,830	0	0
Tri-States
Business Acquisition [Line Items]
Ownership % at December 31, 2016		16.70%	16.70%
Length of pipeline | mi		161
Investments			$ 56,681	0	0
Wilprise
Business Acquisition [Line Items]
Ownership % at December 31, 2016		25.30%	25.30%
Length of pipeline | mi		30
Investments			$ 5,064	0	0
Okeanos
Business Acquisition [Line Items]
Ownership % at December 31, 2016	66.70%		66.70%
Length of pipeline | mi	100
Volume of natural gas, operating amount, production | MMcf / d	1,000
Investments			$ 27,451	$ 0	$ 0
BP
Business Acquisition [Line Items]
Payments to acquire equity method investments	$ 27,400	$ 183,600
Investments	212,000
Series C Preferred Stock
Business Acquisition [Line Items]
Temporary equity, shares issued (in shares) | shares		8,571,429
BP
Business Acquisition [Line Items]
Payments to acquire equity method investments	100,900
Limited Partner
Business Acquisition [Line Items]
Partners capital account contributions, emerald	$ 1,000